Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 16,356	$ 18,952
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	8,500	9,800
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 7,900	$ 9,100